RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Convertible debentures and accrued interest	$ 489,589	$ 459,589